Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Registrant Name	Capital Product Partners L.P.
Trading Symbol	CPLP
Entity Central Index Key	0001392326
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
General Partner
Document and Entity Information
Entity's units outstanding	2,439,989
Common Limited Partner
Document and Entity Information
Entity's units outstanding	127,246,692
Preferred Limited Partner
Document and Entity Information
Entity's units outstanding	12,983,333